SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)							12 Months Ended
	Aug. 04, 2022	Aug. 02, 2022	Jul. 26, 2022	Jun. 30, 2022	Jun. 06, 2022	May 24, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 11, 2022	May 10, 2022	Mar. 30, 2022	Dec. 09, 2020	Jul. 15, 2020	Jun. 13, 2018
Class of Stock [Line Items]
Common stock, shares authorized							100,000,000	100,000,000
Common stock, par value							$ 0.01	$ 0.01
Statutory reserves
Capital contributions							$ 7,908,957	12,830,780	$ 2,698,046
Equity Incentive Plan 2020 [Member]
Class of Stock [Line Items]
Ordinary shares issued							600,000				10		6,000,000
Shares price							$ 0.01				$ 0.001		$ 0.001
Share consolidation											1
Consolidation shares price											$ 0.01
Blue Hat PRC [Member]
Class of Stock [Line Items]
Paid-in-capital and statutory reserve							$ 46,388,025	38,479,068	25,709,210
Statutory reserves							$ 0	$ 60,922	$ 914,409
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Consideration received on sale of securities				$ 10,000,000
Ordinary shares issued										500,000				94,429
Shares price										$ 0.01
Shares price										$ 3.60
Ordinary shares exercised	108,714	100,933	60,845
Exercise price	$ 2.24	$ 2.51	$ 2.65
Warrants issued														300,000
Consulting Service Agreement [Member]
Class of Stock [Line Items]
Ordinary shares issued												3,000,000
Shares price						$ 0.001
Shares price												$ 0.001
Aggregate shares issued												5,000,000
Restricted ordinary shares						8,000,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized															500,000,000
Common stock, par value															$ 0.01
Shares for reverse split					35,641,462
Requested shares					3,572,818
Additional shares issued					8,762
Ordinary Shares [Member] | Consulting Service Agreement [Member]
Class of Stock [Line Items]
Shares price						$ 0.001
Restricted ordinary shares						2,800,000
Ordinary Shares 1 [Member] | Consulting Service Agreement [Member]
Class of Stock [Line Items]
Shares price						$ 0.001
Restricted ordinary shares						2,600,000